Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.
Hong Kong
The Company’s subsidiary in Hong Kong is subject to Hong Kong Profits Tax on the taxable income as reported in the statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.
PRC
On March 16, 2007, the National People’s Congress of PRC enacted the Enterprise Income Tax Law (the “EIT Law”), under which foreign invested enterprises (“FIEs”) and domestic companies would be subject to enterprise income tax (“EIT”) at a uniform rate of 25%.
The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The implementing rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.”
The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such a tax treaty with China. According to the Arrangement between the Mainland of China and the Hong Kong Special Administrative Region for the Avoidance of Double Taxation and the Prevention of Fiscal Evasion with respect to Taxes on Income, which was promulgated in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the immediate holding company in Hong Kong owns directly at least 25% of the shares of the FIE and could be recognized as a beneficial owner of the dividend from a PRC tax perspective.
Dayin obtained a software company certificate in 2018. Pursuant to such certificate, Dayin qualifies for a tax holiday during which it is entitled to an exemption from EIT for two years commencing from its first profit-making year of operation and a 50% reduction of EIT for the following three years. Dayin qualifies for a 50% EIT reduction in 2019 and a 50% EIT reduction in 2020.
United States
The Company’s subsidiary in California, United States is subject to U.S. federal corporate tax and California corporate franchise tax on its taxable income as reported in its statutory financial statements adjusted in accordance with relevant U.S. tax laws. The applicable U.S. federal corporate tax rate is 21% and the California corporate franchise tax rate is 8.84% in 2018, 2019 and 2020.
On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act makes broad and complex changes to the U.S. tax code including, but not limited to: (1) reducing the U.S. federal corporate tax rate from 35% to 21%; (2) requiring companies to pay a one-time transition tax on certain unrepatriated earnings of foreign subsidiaries; (3) generally eliminating U.S. federal income taxes on dividends from foreign subsidiaries; (4) requiring a current inclusion in U.S. federal taxable income of certain earnings of controlled foreign corporations; (5) eliminating the corporate alternative minimum tax (“AMT”) and changing how existing AMT credits can be realized; (6) creating the base erosion anti-abuse tax (“BEAT”), a new minimum tax; (7) creating a new limitation on deductible interest expense; and (8) changing rules related to uses and limitations of net operating loss carry-forwards created in tax years beginning after December 31, 2017. See the tax loss carry-forwards disclosure below for the impact of the Tax Act on the Group. In addition, the California corporate franchise tax remained the same after the enactment of the Tax Act.
United Kingdom
The Company’s subsidiary in the United Kingdom is subject to the UK corporate income tax rate of 17%.
Singapore
The Company’s subsidiary in Singapore is subject to the corporate income tax rate of 17% for the year ended December 31, 2020.
As the Group incurred income tax expense mainly from PRC tax jurisdictions, the following information is based mainly on PRC income taxes.
Pre-tax Income (Loss)
The following table presents the composition of pre-tax income (loss) for the years ended December 31, 2018, 2019 and 2020:

	Year Ended December 31,
	2018	2019	2020
	(US$)
Pre-tax income from PRC entities	$4,813,122	$6,790,182	$8,034,879
Pre-tax loss from non-PRC entities	(4,331,928)	(12,166,283)	(10,587,945)
Total pre-tax loss	$481,194	$(5,376,101)	$(2,553,066)
Reconciliation of the Differences between Statutory Tax Rate and the Effective Tax Rate
The following table sets forth a reconciliation between the statutory PRC EIT rate of 25% and the effective tax rate:

	Year Ended December 31,
	2018	2019	2020
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences(1)	(105.06)%	9.07%	124.93%
Tax rate difference from statutory rate in other jurisdictions(2)	(51.95)%	12.70%	30.23%
Change in valuation allowance(3)	236.64%	(64.00)%	(191.36)%
Effect of tax holiday(4)	(82.96)%	2.34%	(10.78)%
Others	17.00%	(0.01)%	(0.03)%
Effective tax rate	21.84%	(14.90)%	(22.01)%

(1)The permanent differences are primarily related to additional tax deductions for qualified research and development expenses offset by non-deductible share-based compensation expenses.
(2)The tax rate difference is attributed to varying rates in other jurisdictions where the Group is established or operates, such as the Cayman Islands or the United States.
(3)The change in valuation allowance is primarily attributed to fully provisioning for net operating loss carry-forwards of Agora Lab, Inc.
(4)Dayin obtained its software enterprise certificate in 2018 and is entitled to a tax exemption from EIT for the year of 2018 and a 50% EIT rate reduction for the year of 2019 and 2020.

For the years ended December 31, 2018, 2019 and 2020, substantially all the amounts of current and deferred income tax expense are attributable to PRC entities.

	Year Ended December 31,
	2018	2019	2020
	(US$)
Current income tax expense	$463,149	$1,137,800	$183,786
Deferred income tax expense (tax benefit)	(358,071)	(336,463)	378,008
Income tax expense	$105,078	$801,337	$561,794
The aggregate amount and per share effect of reduction of EIT for Dayin as a result of tax holidays are as follows:

	Year Ended December 31,
	2018	2019	2020
	(US$)
The aggregate amount of effect	399,028	125,630	(275,247)
The tax holiday effect disclosed above did not have a material impact to the Company’s net loss per share for the years ended December 31, 2018, 2019 and 2020.
Deferred Tax Assets and Liabilities
The principle components of the deferred tax assets were as follows:

	As of December 31,
	2019	2020
	(US$)
Deferred tax assets:
Tax loss carry-forwards	$7,614,276	$12,285,078
Payroll liabilities	627,010	297,834
Allowance for doubtful accounts	269,560	457,028
Other deductible temporary difference	52,955	158,337
Deferred tax assets	8,563,801	13,198,277
Less valuation allowance	(7,727,287)	(12,687,777)
Deferred tax assets, net	$836,514	$510,500

Deferred tax liabilities:
Recognition of intangible assets arising from business combination	—	(52,319)
Deferred tax liabilities, net	$—	$(52,319)
As of December 31, 2019 and 2020, the Group had tax loss carryforwards of approximately US$25,517,011 and US$45,505,732, which can be carried forward to offset taxable income. As of December 31, 2019 and 2020, Agora Lab, Inc., a California corporation, had U.S. federal tax loss carry-forwards of approximately US$25,517,011 and US$35,521,448, respectively, and had U.S. state tax loss carry-forwards of approximately US$25,417,389 and US$35,421,826, respectively. Under the U.S. tax law, federal tax loss carry-forwards arising in tax years beginning after December 31, 2017 can be carried forward indefinitely but the maximum deduction for any such loss carried forward to tax years beginning on or after January 1, 2021 is reduced to 80% of Agora Lab, Inc.’s taxable income, while loss carry-forwards arising in 2017 or prior years can be carried back two tax years and carried forward up to 20 years (and are not subject to the 80% limitation). California state tax loss carry-forwards may be carried forward for up to 20 years and are subject to limitation on use through the end of 2022 (during which the period of carryforward may be extended). On June 29, 2020, Governor Gavin Newson signed the 2020 Budget Act Assembly Bill 85 (A.B.85) - a US$202.1 billion spending plan that strengthens emergency response, protects public health and safety, and promotes economic recovery while closing a US$54.3 billion budget shortfall caused by the COVID-19 recession. A.B.85, which includes several tax measures, provides for a three-year suspension of the use of NOLs for medium and large business and a three-year cap on the use of business incentive tax credits to offset no more than US$5 million of tax per year. Under both sections, the suspension applies to “any taxable year beginning on or after January 1, 2020 and before January 1, 2023”. Based on the Company’s current year and projected future year profitability level, the Company believes there will not be a material impact on the Company’s financial statements after considering the above provisions.

Agora Lab, Inc.’s federal tax loss carry-forwards arisen in 2017 or prior will begin to expire in varying amounts between 2035 and 2038 and the state tax loss carry-forwards will begin to expire in varying amounts between 2035 and 2041.

Movement of Valuation Allowance

	Year Ended December 31,
	2018	2019	2020
	(US$)
Balance at beginning of the year	$(3,147,795)	$(4,286,495)	$(7,727,287)
Addition in current year	(1,138,700)	(3,440,792)	(4,960,490)
Reversals in current year	—	—	—
Balance at the end of the year	$(4,286,495)	$(7,727,287)	$(12,687,777)